REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

(Dollars in millions)	2025	2024	2023
License and other revenue
License Revenue - Novartis	$52.5	$63.3	$—
License Revenue - Janssen	4.9	75.1	35.2
License Revenue - Related party sublicense	26.4	—	—
Other revenue	0.3	6.3	0.1
License and other revenue - Total	84.1	144.7	35.3
Collaboration revenue	944.8	482.6	249.8
Total Revenue	$1,028.9	$627.3	$285.1
Collaboration Revenue

(Dollars in millions)	2025	2024	2023
Collaboration revenue	$944.8	$482.6	$249.8
License Revenue - Janssen

(Dollars in millions)	2025	2024	2023
License Revenue - Janssen	$4.9	$75.1	$35.2
License Revenue - Novartis

(Dollars in millions)	2025	2024	2023
License Revenue - Novartis	$52.5	$63.3	$—

Summary of Disclosure of Timing of transfer of Goods or Services
An analysis of the timing of transfer of goods or services is as follows:

(Dollars in millions)	2025	2024	2023
Revenue at a point in time	$976.4	$564.0	$285.1
Revenue over time	52.5	63.3	—
Total Revenue	$1,028.9	$627.3	$285.1

Summary of Transaction Price and Performance Obligations	The following table summarizes the composition of the cumulative total transaction price for the periods presented:

(Dollars in millions)	December 31, 2025	December 31, 2024
The transfer of a license of intellectual property, including a technology transfer service
Upfront Payment	$350.0	$350.0
Milestones	415.0	410.0
Total	$765.0	$760.0
The following table summarizes the composition of the total transaction price for the periods presented:

(Dollars in millions)	December 31, 2025	December 31, 2024
PO1: Licensing of intellectual property and performing Legend Phase 1 trial
Upfront Payment	$100.0	$100.0
Actual incurred reimbursable development costs	31.7	20.4
Highly probable reimbursable development costs	2.1	11.4
PO1: Total	$133.8	$131.8

PO2: Supply of materials	$6.2	$6.2
Total	$140.0	$138.0
The following table summarizes the allocation of the total transaction price to the identified performance obligations under the arrangement, and the amount of the transaction price unsatisfied for the periods presented:

(Dollars in millions)	December 31, 2025	December 31, 2024
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial	$17.9	$68.5
PO2: Supply of materials	—	0.3
Total	$17.9	$68.8
Remaining unsatisfied performance obligation	$17.9	$68.8

Transaction Price Amounts Allocated to Remaining Performance Obligations
The entity expects to recognize as revenue the remaining unsatisfied performance obligation for PO1 during the following time bands:

(Dollars in millions)	2025	2024
Amounts expected to be recognized as revenue:
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Within 1 year	$17.9	$56.3
1 - 2 years	—	12.2
2 - 3 Years		—
3 - 4 years	—	—
After 4 years	—	—
Total	$17.9	$68.5